Schedule of investments
Delaware Strategic Income Fund	April 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 9.37%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	39,920	$ 38,197
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M2 144A 7.43% (SOFR + 2.10%) 10/25/33 #, •	1,350,000	1,379,114
Series 2021-HQA1 M2 144A 7.58% (SOFR + 2.25%) 8/25/33 #, •	4,234,588	4,338,558
Series 2021-HQA2 M2 144A 7.38% (SOFR + 2.05%) 12/25/33 #, •	4,422,651	4,500,047
Series 2022-DNA1 M2 144A 7.83% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,048,259
Series 2022-DNA2 M2 144A 9.08% (SOFR + 3.75%) 2/25/42 #, •	3,000,000	3,149,183
Series 2023-HQA2 M1B 144A 8.68% (SOFR + 3.35%) 6/25/43 #, •	2,500,000	2,643,146
Series 2023-HQA3 M2 144A 8.68% (SOFR + 3.35%) 11/25/43 #, •	1,400,000	1,474,519

GNMA Series 2015-151 KC 3.50% 4/20/34	12,153	11,483
Total Agency Collateralized Mortgage Obligations (cost $19,987,268)		20,582,506

Agency Commercial Mortgage-Backed Securities — 0.83%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.176% 7/25/27 #, •	325,000	308,063
Series 2017-K71 B 144A 3.88% 11/25/50 #, •	325,000	302,949
Series 2018-K72 B 144A 4.119% 12/25/50 #, •	325,000	304,395
Series 2018-K86 C 144A 4.437% 11/25/51 #, •	970,000	897,421
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		1,812,828

Agency Mortgage-Backed Securities — 5.40%
Fannie Mae S.F. 30 yr
4.50% 2/1/53	759,535	700,197
5.50% 10/1/52	2,287,584	2,229,526
5.50% 7/1/53	713,066	692,304
6.00% 12/1/52	1,146,638	1,139,838
6.00% 9/1/53	1,413,073	1,400,584
6.50% 9/1/53	938,278	948,665

Freddie Mac S.F. 15 yr 5.00% 6/1/38	897,601	881,585
Freddie Mac S.F. 20 yr 5.50% 6/1/43	949,505	931,712
NQ- DD [0424] 0624 (3637103)    1

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.00% 6/1/53	1,618,053	$ 1,538,750
5.50% 9/1/53	1,431,720	1,390,034
Total Agency Mortgage-Backed Securities (cost $12,054,046)		11,853,195

Corporate Bonds — 38.62%
Banking — 6.59%
Access Bank 144A 6.125% 9/21/26 #	600,000	558,001
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,150,000	1,094,025
Banco de Credito e Inversiones 144A 8.75% 2/8/29 #, μ, ψ	1,015,000	1,040,908
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	500,000	498,127
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	350,000	363,980
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	417,000	408,440
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	600,000	553,991
144A 8.125% 1/8/39 #, μ	515,000	522,075

Citizens Bank 6.064% 10/24/25 μ	285,000	283,697
Deutsche Bank
3.729% 1/14/32 μ	200,000	164,744
6.72% 1/18/29 μ	150,000	153,023
6.819% 11/20/29 μ	150,000	154,209
7.146% 7/13/27 μ	300,000	306,336

Huntington National Bank 4.552% 5/17/28 μ	1,275,000	1,228,202
ICICI Bank 144A 4.00% 3/18/26 #	1,200,000	1,162,643
KeyBank 4.15% 8/8/25	1,855,000	1,801,094
KeyCorp 4.789% 6/1/33 μ	68,000	60,340
NBK SPC 144A 1.625% 9/15/27 #, μ	715,000	649,671
NBK Tier 1 144A 3.625% 8/24/26 #, μ, ψ	206,000	189,258
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ	300,000	288,849
Popular 7.25% 3/13/28	255,000	255,983
Shinhan Bank 144A 5.75% 4/15/34 #	1,120,000	1,086,898
SVB Financial Group
4.00% 5/15/26 ‡, ψ	385,000	4,813
4.57% 4/29/33 ‡	227,000	146,968

Truist Financial 4.95% 9/1/25 μ, ψ	420,000	409,181
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	545,000	542,427
2    NQ- DD [0424] 0624 (3637103)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, μ		530,000	$ 543,351
			14,471,234
Basic Industry — 2.39%
Antofagasta 144A 6.25% 5/2/34 #		1,000,000	1,001,000
CSN Resources 144A 8.875% 12/5/30 #		1,520,000	1,525,080
First Quantum Minerals 144A 6.875% 10/15/27 #		1,125,000	1,083,280
NOVA Chemicals 144A 8.50% 11/15/28 #		250,000	263,082
Sasol Financing USA 144A 8.75% 5/3/29 #		1,375,000	1,383,731
			5,256,173
Capital Goods — 3.72%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28	EUR	800,000	747,672
Boeing
144A 6.528% 5/1/34 #		123,000	124,018
144A 6.858% 5/1/54 #		226,000	227,041

Cemex 144A 9.125% 3/14/28 #, μ, ψ		940,000	1,009,336
CP Atlas Buyer 144A 7.00% 12/1/28 #		1,255,000	1,132,092
GFL Environmental 144A 5.125% 12/15/26 #		76,000	74,091
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		460,000	469,200
SAN Miguel Industrias 144A 3.50% 8/2/28 #		1,755,000	1,498,937
Sisecam UK 144A 8.25% 5/2/29 #		1,105,000	1,126,112
Standard Industries
144A 3.375% 1/15/31 #		159,000	130,388
144A 4.375% 7/15/30 #		1,705,000	1,511,427
144A 4.75% 1/15/28 #		38,000	35,875

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡		710,000	88,750
			8,174,939
Communications — 6.27%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		881,000	820,662
Altice France 144A 5.50% 10/15/29 #		865,000	567,241
CCO Holdings
144A 4.25% 2/1/31 #		41,000	32,119
144A 4.50% 8/15/30 #		530,000	431,097

Cellnex Finance 144A 3.875% 7/7/41 #		400,000	303,524
CMG Media 144A 8.875% 12/15/27 #		415,000	226,813
Consolidated Communications
144A 5.00% 10/1/28 #		206,000	171,224
144A 6.50% 10/1/28 #		1,667,000	1,448,675
NQ- DD [0424] 0624 (3637103)    3

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CSC Holdings
144A 5.375% 2/1/28 #		1,838,000	$ 1,411,834
144A 5.75% 1/15/30 #		248,000	108,967

Cumulus Media New Holdings 144A 6.75% 7/1/26 #		500,000	297,893
Directv Financing 144A 5.875% 8/15/27 #		920,000	858,270
Discovery Communications 4.00% 9/15/55		405,000	254,222
DISH DBS 144A 5.75% 12/1/28 #		780,000	528,182
Frontier Communications Holdings
144A 5.00% 5/1/28 #		203,000	186,967
144A 5.875% 10/15/27 #		836,000	802,718
5.875% 11/1/29		338,226	282,957
144A 6.00% 1/15/30 #		216,000	180,391
144A 6.75% 5/1/29 #		219,000	192,907

Gray Television 144A 5.375% 11/15/31 #		1,870,000	1,126,047
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	71,888
Millicom International Cellular 144A 7.375% 4/2/32 #		1,120,000	1,099,294
Prosus 144A 4.193% 1/19/32 #		1,335,000	1,131,273
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		700,000	567,127
Time Warner Cable 7.30% 7/1/38		350,000	340,322
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	327,120
			13,769,734
Consumer Cyclical — 4.85%
Alsea 144A 7.75% 12/14/26 #		1,560,000	1,577,408
Arches Buyer 144A 6.125% 12/1/28 #		383,000	311,865
Bath & Body Works 6.875% 11/1/35		1,220,000	1,213,106
Caesars Entertainment 144A 6.50% 2/15/32 #		170,000	167,608
Carnival
144A 6.00% 5/1/29 #		805,000	780,583
144A 7.625% 3/1/26 #		2,036,000	2,050,003
Ford Motor Credit
5.80% 3/5/27		225,000	223,556
6.95% 6/10/26		540,000	548,342

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #		478,000	469,023
Melco Resorts Finance 144A 7.625% 4/17/32 #		375,000	367,388
PetSmart 144A 7.75% 2/15/29 #		840,000	799,280
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		445,000	433,460
Sands China 4.625% 6/18/30		575,000	518,042
4    NQ- DD [0424] 0624 (3637103)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Staples 144A 7.50% 4/15/26 #	1,230,000	$ 1,186,983
		10,646,647
Consumer Non-Cyclical — 2.65%
Bausch Health
144A 5.50% 11/1/25 #	120,000	111,894
144A 11.00% 9/30/28 #	173,000	135,457

Central American Bottling 144A 5.25% 4/27/29 #	585,000	546,650
DaVita
144A 3.75% 2/15/31 #	250,000	205,953
144A 4.625% 6/1/30 #	335,000	293,801

Heartland Dental 144A 8.50% 5/1/26 #	239,000	238,376
JBS USA Holding Lux 3.625% 1/15/32	400,000	333,378
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	743,000	697,832
Medline Borrower
144A 3.875% 4/1/29 #	579,000	519,274
144A 5.25% 10/1/29 #	266,000	247,868

MHP Lux 144A 6.95% 4/3/26 #	500,000	402,131
Minerva Luxembourg 144A 8.875% 9/13/33 #	560,000	574,749
Pilgrim's Pride 4.25% 4/15/31	433,000	383,381
Tenet Healthcare
6.125% 10/1/28	145,000	143,316
6.875% 11/15/31	370,000	381,685
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	189,602
6.75% 3/1/28	400,000	406,382
		5,811,729
Electric — 2.06%
Calpine
144A 5.00% 2/1/31 #	145,000	131,549
144A 5.125% 3/15/28 #	279,000	264,899

Duke Energy 4.875% 9/16/24 μ, ψ	80,000	79,472
Engie Energia Chile 144A 6.375% 4/17/34 #	1,115,000	1,102,986
JSW Hydro Energy 144A 4.125% 5/18/31 #	595,700	520,323
NRG Energy 144A 4.45% 6/15/29 #	285,000	264,624
Pacific Gas & Electric 3.30% 8/1/40	367,000	255,944
TerraForm Power Operating 144A 5.00% 1/31/28 #	115,000	107,423
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,295,000	1,280,617
Vistra Operations 144A 6.95% 10/15/33 #	485,000	505,792
		4,513,629
NQ- DD [0424] 0624 (3637103)    5

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 5.76%
3R Lux 144A 9.75% 2/5/31 #	530,000	$ 557,617
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	96,000	91,575
144A 7.00% 11/1/26 #	236,000	235,841

Energean Israel Finance 144A 8.50% 9/30/33 #	570,000	549,995
Energy Transfer
144A 5.625% 5/1/27 #	210,000	208,108
144A 6.00% 2/1/29 #	261,000	260,853
6.50% 11/15/26 μ, ψ	752,000	731,582

EQM Midstream Partners 144A 4.75% 1/15/31 #	1,430,000	1,307,782
Ferrellgas 144A 5.375% 4/1/26 #	187,000	183,382
Genesis Energy 7.75% 2/1/28	850,000	850,535
Geopark 144A 5.50% 1/17/27 #	1,220,000	1,097,242
Medco Maple Tree 144A 8.96% 4/27/29 #	540,000	553,496
Murphy Oil 6.375% 7/15/28	1,262,000	1,261,918
Nabors Industries 144A 9.125% 1/31/30 #	780,000	804,905
NuStar Logistics 6.375% 10/1/30	1,225,000	1,212,054
PDC Energy 5.75% 5/15/26	445,000	445,024
Puma International Financing 144A 7.75% 4/25/29 #	550,000	557,023
Raizen Fuels Finance
144A 6.45% 3/5/34 #	520,000	518,440
144A 6.95% 3/5/54 #	220,000	214,320

SierraCol Energy Andina 144A 6.00% 6/15/28 #	1,170,000	1,013,774
		12,655,466
Finance Companies — 0.62%
AerCap Ireland Capital DAC
2.45% 10/29/26	150,000	138,625
3.30% 1/30/32	150,000	125,283
3.40% 10/29/33	150,000	122,194

Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	927,000	893,122
Logan Group 5.75% 1/14/25 ‡	200,000	20,500
RKPF Overseas 2020 A 5.125% 7/26/26	300,000	55,586
		1,355,310
Real Estate Investment Trusts — 0.23%
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	605,000	493,686
		493,686
6    NQ- DD [0424] 0624 (3637103)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology — 2.24%
Broadcom 144A 3.469% 4/15/34 #	320,000	$ 265,237
CDW 3.276% 12/1/28	455,000	406,986
CommScope Technologies 144A 6.00% 6/15/25 #	125,000	98,906
Entegris 144A 4.75% 4/15/29 #	305,000	287,953
Iron Mountain
144A 5.25% 7/15/30 #	419,000	389,305
144A 5.625% 7/15/32 #	600,000	555,862

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,295,000	1,148,761
NCR Voyix
144A 5.00% 10/1/28 #	419,000	386,276
144A 5.125% 4/15/29 #	1,245,000	1,145,309
144A 5.25% 10/1/30 #	271,000	241,662
		4,926,257
Transportation — 0.99%
Grupo Aeromexico 144A 8.50% 3/17/27 #	560,000	549,455
Movida Europe 144A 7.85% 4/11/29 #	565,000	527,943
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,070,000	1,096,108
		2,173,506
Utilities — 0.25%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	582,900	536,997
		536,997
Total Corporate Bonds (cost $88,978,250)		84,785,307

Government Agency Obligations — 3.32%
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	750,000	590,659
Ecopetrol 8.375% 1/19/36	1,040,000	1,011,683
Georgian Railway JSC 4.00% 6/17/28	865,000	784,212
OCP 144A 7.50% 5/2/54 #	570,000	554,735
Oryx Funding 144A 5.80% 2/3/31 #	485,000	479,057
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.45% 5/21/28 #	700,000	689,579
Petrobras Global Finance 6.50% 7/3/33	535,000	528,224
Petroleos Mexicanos
5.95% 1/28/31	1,135,000	896,244
6.70% 2/16/32	237,000	193,945

QazaqGaz JSC 144A 4.375% 9/26/27 #	1,096,000	1,024,798
NQ- DD [0424] 0624 (3637103)    7

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Government Agency Obligations (continued)

YPF 144A 9.50% 1/17/31 #	530,000	$ 535,885
Total Government Agency Obligations (cost $7,712,888)		7,289,021

Municipal Bonds — 0.94%
Commonwealth of Puerto Rico(Restructured)
Series A 7.201% 7/1/24 ^	21,392	21,232
Series A-1 4.00% 7/1/35	95,758	92,897
Series A-1 4.00% 7/1/37	22,930	21,976

GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	1,987,478	1,917,916
Total Municipal Bonds (cost $1,954,672)		2,054,021

Non-Agency Asset-Backed Securities — 9.89%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.605% 11/25/36 φ	38,408	37,902
DataBank Issuer
Series 2021-1A A2 144A 2.06% 2/27/51 #	4,000,000	3,648,340
Series 2023-1A A2 144A 5.116% 2/25/53 #	3,000,000	2,809,537

Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	750,000	666,489
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	486,250	424,748
Frontier Issuer Series 2023-1 A2 144A 6.60% 8/20/53 #	5,000,000	4,994,744
Hardee's Funding
Series 2020-1A A2 144A 3.981% 12/20/50 #	2,128,500	1,890,698
Series 2021-1A A2 144A 2.865% 6/20/51 #	1,945,000	1,629,134

Retained Vantage Data Centers Issuer Series 2023-1A A2A 144A 5.00% 9/15/48 #	4,000,000	3,820,316
Taco Bell Funding Series 2018-1A A2II 144A 4.94% 11/25/48 #	952,500	911,862
Wendy's Funding Series 2018-1A A2II 144A 3.884% 3/15/48 #	937,439	871,809
Total Non-Agency Asset-Backed Securities (cost $21,582,762)		21,705,579

8    NQ- DD [0424] 0624 (3637103)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 8.73%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.23% (SOFR + 1.90%) 12/25/41 #, •	3,000,000	$ 3,029,277
Series 2022-R02 2M2 144A 8.33% (SOFR + 3.00%) 1/25/42 #, •	3,000,000	3,076,672
Series 2023-R07 2M2 144A 8.58% (SOFR + 3.25%) 9/25/43 #, •	5,000,000	5,238,315
Series 2023-R08 1M2 144A 7.83% (SOFR + 2.50%) 10/25/43 #, •	2,500,000	2,566,470

JPMorgan Mortgage Trust Series 2021-13 B1 144A 3.14% 4/25/52 #, •	567,663	446,132
Sequoia Mortgage Trust
Series 2014-1 B3 144A 4.407% 4/25/44 #, •	675,449	594,959
Series 2017-5 B2 144A 3.782% 8/25/47 #, •	1,568,147	1,388,974
Series 2017-6 B2 144A 3.724% 9/25/47 #, •	1,595,972	1,414,774
Series 2017-7 B2 144A 3.725% 10/25/47 #, •	1,604,639	1,418,130
Total Non-Agency Collateralized Mortgage Obligations (cost $19,734,344)		19,173,703

Non-Agency Commercial Mortgage-Backed Securities — 3.41%
BANK
Series 2020-BN28 B 2.344% 3/15/63	160,000	125,046
Series 2022-BNK39 B 3.348% 2/15/55 •	1,200,000	939,376
Series 2022-BNK40 B 3.507% 3/15/64 •	410,000	328,776
Benchmark Mortgage Trust
Series 2020-B20 B 2.527% 10/15/53	1,140,000	857,166
Series 2020-B21 C 3.456% 12/17/53 •	1,000,000	732,492
Series 2020-B22 A5 1.973% 1/15/54	1,500,000	1,184,723

Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	500,000	426,063
DBJPM Mortgage Trust Series 2020-C9 B 2.567% 8/15/53	737,000	575,334
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	417,864
Series 2018-GS9 B 4.321% 3/10/51 •	280,000	258,161
Series 2020-GC47 B 3.568% 5/12/53 •	1,840,000	1,527,919

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	130,000	112,987
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,896,565)		7,485,907

NQ- DD [0424] 0624 (3637103)    9

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements — 1.37%
Connect US Finco 9.816% (SOFR01M + 4.50%) 9/27/29 •	274,313	$ 267,112
Foresight Energy Operating Tranche A 13.409% (SOFR03M + 8.10%) 6/30/27 •	283,525	277,855
Frontier Communications Tranche B 9.18% (SOFR01M + 3.86%) 10/8/27 •	679,000	678,454
Hamilton Projects Acquiror 9.93% (SOFR01M + 4.61%) 6/17/27 •	565,755	569,732
MLN US HoldCo
1st Lien 12.127% (SOFR03M + 6.80%) 10/18/27 •	1,413,880	282,776
Tranche B 14.677% (SOFR03M + 9.35%) 10/18/27 •	427,200	58,740

UKG Tranche B 8.814% (SOFR03M + 3.50%) 2/10/31 •	866,732	871,733
Total Loan Agreements (cost $4,262,964)		3,006,402

Sovereign Bonds — 3.27%Δ
Brazil — 0.29%
Brazilian Government International Bonds
3.75% 9/12/31	300,000	255,145
4.75% 1/14/50	550,000	389,009
		644,154
Dominican Republic — 0.25%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #	414,000	371,212
144A 4.875% 9/23/32 #	200,000	175,600
		546,812
Indonesia — 0.37%
Indonesia Government International Bond 3.85% 10/15/30	900,000	821,118
		821,118
Ivory Coast — 0.68%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #	784,000	681,432
144A 7.625% 1/30/33 #	855,000	820,360
		1,501,792
10    NQ- DD [0424] 0624 (3637103)

(Unaudited)
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Japan — 0.41%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	202,200,000	$ 903,862
			903,862
Mexico — 0.51%
Mexico Government International Bonds
3.25% 4/16/30		654,000	568,763
3.50% 2/12/34		670,000	538,095
			1,106,858
Peru — 0.62%
Corp Financiera de Desarrollo
144A 2.40% 9/28/27 #		500,000	444,853
5.25% 7/15/29 μ		200,000	199,477
Peruvian Government International Bond 2.783% 1/23/31		850,000	707,540
			1,351,870
Serbia — 0.14%
Serbia International Bond 144A 2.125% 12/1/30 #		400,000	312,617
			312,617
Total Sovereign Bonds (cost $8,225,315)			7,189,083

Supranational Banks — 0.46%
African Development Bank 5.75% 5/7/34 μ, ψ		1,070,000	1,008,470
Total Supranational Banks (cost $1,040,575)			1,008,470

US Treasury Obligations — 11.36%
US Treasury Bonds
3.875% 2/15/43		1,770,000	1,546,745
4.125% 8/15/53		1,470,000	1,316,799
4.50% 2/15/44		1,790,000	1,699,941
US Treasury Notes
4.25% 3/15/27		4,510,000	4,434,422
4.25% 3/31/29		3,930,000	3,828,066
4.25% 2/28/31		2,775,000	2,702,156
4.50% 11/15/33		7,677,100	7,566,142
4.625% 4/30/31		1,865,000	1,856,403
Total US Treasury Obligations (cost $25,718,532)			24,950,674
NQ- DD [0424] 0624 (3637103)    11

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 1.25%
Basic Industry — 0.43%
Foresight Energy =, †	42,271	$ 936,293
		936,293
Consumer Discretionary — 0.22%
Studio City International Holdings †	19,076	141,925
Studio City International Holdings ADR †	37,174	276,575
True Religion Apparel =, †	2	64,791
		483,291
Financial Services — 0.20%
New Cotai =, †	414,307	448,729
		448,729
Materials — 0.00%
Westmoreland Coal =, †	145	254
		254
Transportation — 0.40%
Grupo Aeromexico =, †	49,917	874,165
		874,165
Total Common Stocks (cost $6,057,629)		2,742,732

Preferred Stock — 0.01%
True Religion Apparel 6.25% =, ω	2	11,435
Total Preferred Stock (cost $37,635)		11,435

Warrants — 0.01%
California Resources 36.00% †	1,368	23,557
Total Warrants (cost $119,109)		23,557

Short-Term Investments — 2.89%
Money Market Mutual Funds — 2.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.18%)	1,587,669	1,587,669
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	1,587,669	1,587,669
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,587,668	1,587,668
12    NQ- DD [0424] 0624 (3637103)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,587,668	$ 1,587,668
Total Short-Term Investments (cost $6,350,674)		6,350,674
Total Value of Securities—101.13% (cost $233,853,774)		222,025,094

Liabilities Net of Receivables and Other Assets—(1.13%)		(2,472,648)
Net Assets Applicable to 30,013,607 Shares Outstanding—100.00%		$219,552,446
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of Rule 144A securities was $137,532,544, which represents 62.64% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
φ	Step coupon bond. Stated rate in effect at April 30, 2024 through maturity date.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
NQ- DD [0424] 0624 (3637103)    13

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
The following forward foreign currency exchange contracts and futures contracts were outstanding at April 30, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
JPMCB	JPY	164,120,000	USD	(1,102,041)	5/23/24	$—		$(57,608)
TD	AUD	1,715,000	USD	(1,113,575)	5/23/24	—		(1,778)
TD	EUR	(1,065,248)	USD	1,144,581	5/23/24	6,679		—
TD	JPY	(66,900,000)	USD	450,273	5/23/24	24,532		—
Total Forward Foreign Currency Exchange Contracts							$31,211		$(59,386)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	Euro-Bobl	$(248,508)	$(251,535)	6/6/24	$3,027	$—	$951
419	US Treasury 5 yr Notes	43,886,977	44,784,890	6/28/24	—	(897,913)	(147,304)
89	US Treasury 10 yr Notes	9,561,938	9,745,522	6/18/24	—	(183,584)	(45,891)
78	US Treasury 10 yr Ultra Notes	8,597,063	8,853,151	6/18/24	—	(256,088)	(48,750)
Total Futures Contracts			$63,132,028		$3,027	$(1,337,585)	$(240,994)
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
14    NQ- DD [0424] 0624 (3637103)

(Unaudited)
Summary of abbreviations: (continued)
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
JPY – Japanese Yen
USD – US Dollar
NQ- DD [0424] 0624 (3637103)    15